VANECK SHORT HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (unaudited)

Par
(000's) Value
MUNICIPAL BONDS: 97.8%
Alabama : 5.9%
Baldwin County Industrial Development Authority, Novels Corp. Project, Series A (RB)
4.30%, 03/01/56 (c) (p) $ 3,250 $ 3,224,189
Baldwin County Industrial Development Authority, Solid Waste Disposal, Series A (RB)
5.00%, 06/01/55 (c) (p) 3,500 3,608,129
Baldwin County, Alabama Industrial Development Authority, Series B (RB)
4.62%, 06/01/55 (c) (p) 250 253,121
Black Belt Energy Gas District, Gas Project, Series A (RB)
4.00%, 12/01/52 (c) (p) 2,000 2,002,648
5.00%, 12/01/34 (c) 500 517,242
5.25%, 05/01/56 (c) (p) 500 504,289
Black Belt Energy Gas District, Gas Project, Series B (RB)
5.00%, 10/01/35 (c) 1,000 1,004,741
Black Belt Energy Gas District, Gas Project, Series E (RB)
5.00%, 07/01/28 500 513,092
5.00%, 07/01/33 (c) 500 517,429
5.00%, 12/01/55 (c) (p) 3,500 3,622,160
Black Belt Energy Gas District, Gas Project, Series F (RB)
5.00%, 12/01/35 (c) 500 519,577
Black Belt Energy Gas District, Gas Project, Series G (RB)
5.00%, 06/01/31 (c) 500 522,075
5.00%, 10/01/35 (c) 500 515,760
Black Belt Energy Gas District, Gas Project, Series J (RB)
5.00%, 11/01/36 (c) 500 516,410
Black Belt Energy Gas District, Project No. 7, Series C-1 (RB)
4.00%, 10/01/52 (c) (p) 500 503,849
City of Birmingham, Special Care Facilities Financing Authority, Methodist Home (RB)
5.50%, 06/01/30 (c) 410 410,168
County of Jefferson, Alabama Sewer (RB)
5.00%, 10/01/35 (c) 500 540,294
Energy Southeast, A Cooperative District Energy Supply, Series A (RB)
5.00%, 11/01/35 (c) 250 257,395
Energy Southeast, A Cooperative District Energy Supply, Series B (RB)
5.00%, 09/01/33 (c) 500 504,687
5.00%, 11/01/33 (c) 500 523,605
5.25%, 07/01/54 (c) (p) 500 530,426
Hoover Industrial Development Board, United States Steel Corp. Project (RB)
6.38%, 11/01/50 (p) 390 427,925
Lower Alabama Gas District, Gas Project, Series A (RB)
5.00%, 12/01/33 (c) 500 515,039
Selma Alabama Industrial Development Board, International Paper Co. Project, Series A (RB)
4.20%, 05/01/34 250 254,709
Southeast Alabama Gas Supply District, Series B (RB)
5.00%, 06/01/49 (c) (p) 1,000 1,038,258
Southeast Energy Authority, A Commodity Supply, Series A-1 (RB)
5.50%, 01/01/53 (c) (p) 1,000 1,057,304
Southeast Energy Authority, A Cooperative District Energy Supply, Series A (RB)
5.00%, 11/01/35 (c) 1,500 1,529,423
Southeast Energy Authority, A Cooperative District Energy Supply, Series E (RB)
5.00%, 10/01/30 (c) 500 530,230
26,464,174
American Samoa : 0.1%
American Samoa Economic Development Authority, Series A (RB)
5.00%, 09/01/28 250 255,016
Underline
Arizona : 2.2%
Arizona Industrial Development Authority, Academies of Math & Science Projects, Series A (RB)
5.00%, 07/01/36 (c) 250 253,591

VANECK SHORT HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Arizona (continued)
Arizona Industrial Development Authority, Basis School Projects, Series A (RB)
4.75%, 07/01/29 (c) $ 600 $ 597,967
Arizona Industrial Development Authority, Copper World LLC Project, Series A (RB)
4.50%, 07/01/46 (c) (p) 250 249,379
Arizona Industrial Development Authority, Education Facility, Leman Academy of Excellence, Series A
(RB)
4.00%, 07/01/29 (c) 300 297,919
Arizona Industrial Development Authority, Pinecrest Academy of Nevada, Cadence Campus Project,
Series A (RB)
4.00%, 07/15/30 (c) 270 268,955
Arizona Industrial Development Authority, Point 320 LLC, Series A (RB)
3.62%, 05/20/33 386 381,967
Arizona Industrial Development Authority, Series A (RB)
4.88%, 07/01/60 (c) (p) 250 257,285
Chandler Industrial Development Authority, Intel Corporation Project (RB)
4.00%, 06/01/49 (c) (p) 500 504,004
4.10%, 12/01/37 (c) (p) 750 758,421
5.00%, 09/01/52 (c) (p) 2,000 2,019,239
City of Phoenix Civic Improvement Corporation Junior Lien Airport, Series B (RB)
4.00%, 07/01/37 (c) 500 486,521
Industrial Development Authority of the City of Phoenix, Basis Schools, Inc. Project, Series A (RB)
5.00%, 07/01/35 (c) 815 815,004
Industrial Development Authority of the City of Sierra Vista, American Leadership Academy Johnston,
Series A (RB)
5.00%, 06/15/36 (c) 250 240,870
Maricopa County Industrial Development Authority, Legacy Traditional Schools Projects, Series B (RB)
4.00%, 07/01/29 1,010 1,009,180
Salt Verde Financial Corp. (RB)
5.00%, 12/01/37 1,000 1,023,150
5.25%, 12/01/28 10 10,364
5.50%, 12/01/29 370 389,698
Sierra Vista Industrial Development Authority, Wake Preparatory Academy (RB)
5.25%, 06/15/35 (c) 225 228,288
9,791,802
Arkansas : 0.3%
Arkansas Development Finance Authority, United States Steel Corp. Project, Series A (RB)
4.00%, 09/01/46 (p) 500 498,668
Arkansas Development Finance Authority, United States Steel Corp. Project, Series B (RB)
4.25%, 09/01/46 (p) 750 746,704
1,245,372
California : 12.6%
Alameda Corridor Transportation Authority, Second Subordinate Lien, Series B (RB)
5.00%, 10/01/36 (c) 500 500,962
California Community Choice Financing Authority, Clean Energy Project, Series A (RB)
5.00%, 01/01/56 (c) (p) 750 757,654
California Community Choice Financing Authority, Clean Energy Project, Series A-1 (RB)
5.00%, 12/01/53 (c) (p) 1,000 1,035,316
5.00%, 04/01/56 (c) (p) 500 524,489
California Community Choice Financing Authority, Clean Energy Project, Series B (RB)
5.00%, 01/01/55 (c) (p) 1,235 1,260,990
5.00%, 03/01/56 (c) (p) 500 522,361
California Community Choice Financing Authority, Clean Energy Project, Series B-1 (RB)
5.00%, 07/01/53 (c) (p) 500 518,390
California Community Choice Financing Authority, Clean Energy Project, Series C (RB)
5.00%, 08/01/55 (c) (p) 1,000 1,028,125
5.25%, 01/01/54 (c) (p) 1,500 1,572,885
California Community Choice Financing Authority, Clean Energy Project, Series D (RB)
5.00%, 02/01/31 (c) 500 524,030

VANECK SHORT HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
California (continued)
5.00%, 10/01/55 (c) (p) $ 2,000 $ 2,023,157
5.50%, 05/01/54 (c) (p) 2,500 2,590,836
California Community Choice Financing Authority, Clean Energy Project, Series E (RB)
5.00%, 07/01/35 (c) 2,000 2,162,657
5.00%, 02/01/55 (c) (p) 1,000 1,047,319
California Community Choice Financing Authority, Clean Energy Project, Series F (RB)
5.00%, 02/01/55 (c) (p) 1,000 1,045,627
California Community Choice Financing Authority, Clean Energy Project, Series G (RB)
5.00%, 12/01/35 (c) 500 533,724
California Community Choice Financing Authority, Clean Energy Project, Series G-1 (RB)
5.25%, 11/01/54 (c) (p) 1,000 1,044,322
California Health Facilities Financing Authority, Adventist Health System, Series A (RB)
5.00%, 12/01/34 (c) 1,000 1,076,470
5.00%, 12/01/35 (c) 1,000 1,103,412
California Health Facilities Financing Authority, Providence St. Joseph Health, Series A (RB)
5.00%, 10/01/50 (c) (p) 250 271,722
California Housing Finance Agency, Series A (RB)
4.00%, 03/20/33 2,434 2,453,284
California Infrastructure & Economic Development Bank, Brightline West Passenger Rail Project,
Series B (RB)
12.00%, 01/01/65 (c) (p) 5,885 3,766,400
California Municipal Finance Authority, Baptist University, Series A (RB)
5.00%, 11/01/35 (c) 250 259,434
5.00%, 11/01/36 (c) 250 250,165
California Municipal Finance Authority, CHF-Davis I, LLC - West Village Student Housing Project, Series
A (RB)
5.00%, 05/15/30 (c) 340 353,330
California Municipal Finance Authority, Community Medical Centers, Series A (RB)
5.00%, 02/01/27 50 50,412
5.00%, 02/01/28 (c) 50 50,405
California Municipal Finance Authority, LINXS APM Project, Series A (RB)
5.00%, 06/30/27 610 617,565
5.00%, 06/30/28 220 227,067
5.00%, 12/31/29 (c) 640 658,527
California Municipal Finance Authority, LINXS APM Project, Series A (RB) (AG)
3.50%, 12/31/35 (c) 2,000 1,876,710
5.00%, 06/30/31 (c) 260 266,978
5.00%, 12/31/37 (c) 1,000 1,016,120
California Municipal Finance Authority, SFMTA Potrero Yard Modernization Project, Series B (RB)
5.00%, 06/30/32 (c) 500 532,851
California Municipal Finance Authority, St. Mary's School, Series B (RB)
4.65%, 05/01/30 (c) 175 177,420
California Municipal Finance Authority, United Airlines, Inc., International Airport Project (RB)
4.00%, 07/15/29 7,115 7,155,256
California Pollution Control Financing Authority, Solid Waste Disposal, CalPlant I Project (RB)
7.00%, 07/01/22 (d) * 1,000 11,250
California Pollution Control Financing Authority, Solid Waste Disposal, CalPlant I Project (RB) (SAW)
7.50%, 07/01/32 (d) * 1,360 15,300
California Pollution Control Financing Authority, Water Furnishing, Poseidon Resources LP
Desalination Project (RB) (ACA)
5.00%, 07/01/37 (c) 500 500,054
California Public Finance Authority, Series A (RB)
5.70%, 06/01/34 (c) 500 505,418
California Statewide Communities Development Authority, Baptist University, Series A (RB)
3.50%, 11/01/27 425 420,715
California Statewide Communities Development Authority, Irvine East Campus Armaments, CHF-
Irvine, LLC (RB)
5.00%, 05/15/33 (c) 300 300,279

VANECK SHORT HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
California (continued)
California Statewide Communities Development Authority, Loma Linda University Medical Center,
Series A (RB)
5.25%, 12/01/34 (c) $ 1,740 $ 1,741,165
California Statewide Communities Development Authority, NCCD-Hooper Street LLC-California
College of the Arts Project (RB)
5.00%, 07/01/29 110 111,850
Central Valley Energy Authority, Commodity Supply (RB)
5.00%, 08/01/34 (c) 500 523,175
City and County of San Francisco, Airport Commission, International Airport, Series A (RB)
5.00%, 05/01/29 500 525,089
5.00%, 05/01/33 500 544,761
City and County of San Francisco, Airport Commission, International Airport, Series E (RB)
5.00%, 05/01/34 (c) 370 384,606
City and County of San Francisco, Airport Commission, International Airport, Series H (RB)
5.00%, 05/01/27 500 507,440
5.00%, 05/01/29 500 525,089
City of Los Angeles Department of Airports, Series A (RB)
5.00%, 05/15/30 750 798,716
5.00%, 05/15/35 1,000 1,097,569
City of Los Angeles Department of Airports, Series F (RB)
5.00%, 05/15/35 500 548,784
Compton Public Finance Authority (RB)
4.50%, 09/01/32 (c) 1,000 1,000,070
El Centro Financing Authority, El Centro Regional Medical Center Project (RB)
4.50%, 07/01/29 (c) 380 360,687
Irvine Unified School District Community Facilities District No. 09-1, Series D (ST)
5.00%, 09/01/26 110 110,145
Los Angeles Department of Water and Power, Series C (RB)
5.00%, 07/01/35 500 550,945
MSR Energy Authority, California Gas, Series A (RB)
6.12%, 11/01/29 645 669,858
MSR Energy Authority, California Gas, Series B (RB)
7.00%, 11/01/34 500 584,861
Northern California Energy Authority, Commodity Supply (RB)
5.00%, 12/01/54 (c) (p) 500 522,669
Palomar Health (RB)
5.00%, 11/01/27 (c) 90 90,080
Palomar Health, Series B (GO) (BAM)
4.00%, 08/01/36 (c) 1,000 970,578
San Joaquin Valley Clean Energy Authority, Series A (RB)
5.50%, 01/01/56 (c) (p) 1,000 1,079,230
Southern California Public Power Authority, Transmission System Renewal Project (RB)
5.00%, 07/01/53 (c) (p) 1,000 1,041,987
56,898,742
Colorado : 3.0%
City and County of Denver, Colorado Airport System, Series A (RB)
5.00%, 12/01/29 (c) 295 306,602
City and County of Denver, Colorado, Special Facilities Airport, United Airlines, Inc. Project (RB)
5.00%, 10/01/32 (c) 3,925 3,928,075
City of Louisville, Redtail Ridge Metropolitan District, Capital Appreciation Turbo (GO)
0.00%, 12/01/32 (c) ^ 500 324,905
Colorado Health Facilities Authority, Aberdeen Ridge, Series B-1 (RB)
3.50%, 05/15/30 (c) 900 875,645
Colorado Health Facilities Authority, CommonSpirit Health, Series A (RB)
5.00%, 09/01/29 2,000 2,102,446
Colorado Health Facilities Authority, Series A (RB)
5.00%, 11/15/60 (c) (p) 1,000 1,074,465

VANECK SHORT HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Colorado (continued)
CSU Strata Student Housing, Series A (RB)
5.00%, 03/01/35 $ 665 $ 692,447
Denver Convention Center Hotel Authority (RB)
5.00%, 12/01/27 (c) 600 603,066
E-470 Public Highway Authority, Series A (RB)
0.00%, 09/01/37 (c) ^ 4,000 2,518,923
Jefferson Center Metropolitan District No. 2, Series A (RB)
5.00%, 12/01/36 (c) 250 246,894
Public Authority for Colorado Energy, Natural Gas Purchase (RB)
6.25%, 11/15/28 95 98,416
Windler Public Improvement Authority, Series A-1 (RB) (BAM)
4.00%, 12/01/31 (c) 1,000 942,279
13,714,163
Connecticut : 0.8%
Connecticut State Health and Educational Facilities Authority, Masonicare Issue, Series F (RB)
4.00%, 07/01/30 (c) 120 118,924
Connecticut State Health and Educational Facilities Authority, University of Hartford, Series N (RB)
5.00%, 07/01/27 430 432,619
5.00%, 07/01/29 870 883,496
Connecticut State Health and Educational Facilities Authority, Yale University, Series B-1 (RB)
5.00%, 07/01/64 (p) 500 537,486
Stamford Housing Authority, Mozaic Concierge Living Project, Series C (RB)
4.75%, 10/01/32 500 512,035
State of Connecticut Health and Educational Facilities Authority, Fairview (RB)
4.40%, 12/15/31 (c) 250 250,605
4.60%, 12/15/32 (c) 250 250,565
State of Connecticut Health and Educational Facilities Authority, Quinnipiac University Issue, Series O
(RB)
5.00%, 07/01/33 500 549,902
Town of Hamden, Whitney Center Project (RB)
5.00%, 01/01/30 (c) 270 273,697
3,809,329
District of Columbia : 0.5%
District of Columbia, Latin American Montessori Bilingual Public Charter School (RB)
4.00%, 06/01/30 305 300,017
District of Columbia, Water And Sewer Authority Public Utility, Series A (RB)
5.00%, 10/01/37 (c) 1,000 1,099,183
Metropolitan Washington Airports Authority, Dulles Toll Road, Series B (RB)
0.00%, 10/01/37 ^ 1,020 622,300
2,021,500
Florida : 5.4%
Capital Projects Finance Authority, Imagine School at North Port Project, Series A (RB)
5.00%, 06/15/35 (c) 250 249,720
Capital Trust Agency, Education Growth Fund, LLC Charter School Portfolio Project, Series A-1 (RB)
3.38%, 07/01/31 1,100 1,053,043
Capital Trust Agency, Elim Senior Housing, Inc., Project (RB)
5.00%, 08/01/27 (c) 175 174,005
Capital Trust Agency, The Marie Selby Botanical Gardens, Inc., Project (RB)
4.00%, 06/15/31 (c) 450 441,896
Capital Trust Authority, The Marie Selby Botanical Gardens, Inc. Project (RB)
4.50%, 06/15/33 (c) 500 498,379
City of Venice, Florida Retirement Community, Village on the Isle Project, Series B-3 (RB)
4.25%, 01/01/30 (c) 250 250,002
County of Escambia, Health Facilities Authority, Baptist Health Care Corp., Series A (RB) (SAW)
5.00%, 08/15/31 (c) 1,500 1,559,361
County of Miami-Dade, Industrial Development Authority, NCCD-Biscayne Properties LLC Project,
Series A (RB)
5.00%, 06/01/30 (c) 250 249,981

VANECK SHORT HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Florida (continued)
County of Miami-Dade, Seaport Department, Series A (RB)
5.00%, 10/01/36 (c) $ 880 $ 925,684
County of Palm Beach, Atlantic University Housing Project, Series A (RB)
5.00%, 04/01/29 200 202,634
Florida Development Finance Corp., Brightline Florida Passenger Rail Project (RB)
5.00%, 07/01/35 (c) 1,000 735,000
5.00%, 07/01/37 (c) 250 183,750
Florida Development Finance Corp., Coastal Waste & Recycling, Inc. Project (RB)
4.55%, 06/01/46 (c) (p) 500 500,162
Florida Development Finance Corp., Education Facilities, Central School Project (RB)
5.00%, 08/15/32 500 493,080
Florida Development Finance Corp., Education Facilities, Cornerstone Charter Academy Project (RB)
5.00%, 10/01/32 (c) 500 504,180
Florida Development Finance Corp., Healthcare Facilities, Series B (RB)
5.00%, 08/01/56 (c) (p) 300 321,455
Florida Development Finance Corp., Renaissance Charter School, Inc. Project, Series C (RB)
4.00%, 09/15/30 (c) 425 414,466
Florida Higher Educational Facilities Financing Authority (RB)
5.00%, 07/01/35 (c) 685 687,481
Florida Local Government Finance Commission, Series B-3 (RB)
4.20%, 11/15/30 (c) 1,000 1,002,341
Greater Orlando Aviation Authority Special Purpose Airport Facilities, United Airlines, Inc. Project (RB)
5.50%, 11/01/36 (c) 1,500 1,607,949
5.50%, 11/01/37 (c) 3,720 3,965,909
JEA Electric System, Series B (RB)
5.00%, 10/01/29 (c) 110 112,642
Lee County Industrial Development Authority, Cypress Cove at Healthpark Florida, Inc. Project (RB)
4.50%, 10/01/36 (c) 250 246,438
Lee County Industrial Development Authority, Healthcare Facilities, Series B-3 (RB)
4.12%, 11/15/29 (c) 1,000 1,000,775
Miami Beach Redevelopment Agency, Citi Center /Historic Convention Village (TA) (AG)
5.00%, 02/01/36 (c) 500 548,238
Miami-Dade County, Florida Aviation, Series  A (RB)
5.00%, 10/01/36 (c) 1,500 1,608,306
Miami-Dade County, Florida Aviation, Series A (RB)
5.00%, 10/01/34 1,500 1,625,955
5.00%, 10/01/35 (c) 1,060 1,144,306
Okaloosa County, Florida Industrial Development (RB)
4.38%, 05/15/35 (c) 495 495,407
Polk County Industrial Development Authority Charter School, Victory Ridge Academy Project (RB)
4.83%, 06/15/35 (c) 500 493,592
Polk County Industrial Development Authority, Florida Industrial Development (RB)
5.88%, 01/01/33 (d) * 1,930 386,000
Village Community Development District No. 12 (SA) (SAW)
3.80%, 05/01/28 195 195,537
Village Community Development District No. 13 (SA)
3.00%, 05/01/29 145 142,499
Village Community Development District No. 15 (SA)
4.00%, 05/01/34 (c) 495 492,533
24,512,706
Georgia : 1.7%
Atlanta Development Authority, Westside Gulch Area Project, Series A-1 (TA)
5.00%, 04/01/34 (c) 500 507,497
Atlanta, Georgia Airport, Series B-1 (RB)
5.00%, 07/01/30 500 531,968
Bartow County Development Authority, Georgia Power Company Plant Bowen Project (RB)
3.95%, 12/01/32 (p) 500 506,660

VANECK SHORT HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Georgia (continued)
Burke County Development Authority, Georgia Power Company Plant Vogtle Project (RB)
3.00%, 10/01/32 (p) $ 1,000 $ 995,802
DeKalb County Housing Authority, Georgia Affordable Multifamily Housing, Series A (RB)
4.00%, 12/01/33 (c) 1,500 1,499,702
Floyd County Development Authority, Spires at Berry College Project, Series A (RB) (SBG)
5.50%, 12/01/28 (c) 160 160,228
Georgia Local Government, Grantor Trust, Series A (CP) (NATL)
4.75%, 06/01/28 605 614,858
Glynn-Brunswick Memorial Hospital Authority, Southeast Georgia Health System Project (RB)
5.00%, 08/01/34 (c) 1,500 1,500,421
Main Street Energy, Inc. Energy Project, Series D (RB)
5.00%, 12/01/33 (c) 500 519,465
Main Street Natural Gas, Inc., Gas Supply, Series E (RB)
5.00%, 05/01/55 (c) (p) 500 521,388
Marietta Development Authority, University Facilities, Life University, Inc. Project, Series A (RB)
5.00%, 11/01/27 150 150,158
White County Development Authority, Truett McConnell University Project, Series A (RB)
5.00%, 10/01/29 (c) 140 135,251
7,643,398
Guam : 1.0%
Guam Government Business Privilege Tax, Series G (RB)
5.00%, 01/01/35 500 534,827
Guam Government, Business Privilege Tax, Series F (RB)
4.00%, 01/01/36 (c) 895 881,327
5.00%, 01/01/30 1,000 1,046,050
5.00%, 01/01/31 1,000 1,054,457
Guam Power Authority, Series A (RB)
5.00%, 10/01/33 (c) 940 990,305
4,506,966
Illinois : 10.3%
Chicago Board of Education, Series A (GO)
5.00%, 12/01/29 1,000 1,016,136
5.00%, 12/01/30 (c) 1,000 1,013,327
5.00%, 12/01/32 (c) 2,000 2,018,992
5.00%, 12/01/33 (c) 2,025 2,038,501
5.00%, 12/01/37 (c) 1,000 981,607
Chicago Board of Education, Series A (GO) (AG)
5.00%, 12/01/27 250 255,703
5.00%, 12/01/29 (c) 250 252,879
5.00%, 12/01/29 (c) 200 207,683
5.00%, 12/01/34 (c) 2,250 2,309,420
Chicago Board of Education, Series A (GO) (AMBAC)
5.50%, 12/01/26 230 231,042
5.50%, 12/01/31 1,000 1,048,530
Chicago Board of Education, Series A (GO) (NATL)
0.00%, 12/01/26 ^ 310 306,453
0.00%, 12/01/28 ^ 795 729,227
Chicago Board of Education, Series B (GO)
5.00%, 12/01/29 1,250 1,270,170
5.00%, 12/01/30 (c) 1,250 1,266,659
5.00%, 12/01/30 2,000 2,033,948
5.00%, 12/01/31 (c) 2,000 2,027,424
5.00%, 12/01/33 (c) 1,400 1,407,325
Chicago Board of Education, Series C (GO)
5.00%, 12/01/27 500 504,735
5.00%, 12/01/30 (c) 560 563,092
Chicago Board of Education, Series E (GO)
5.12%, 12/01/32 (c) 1,320 1,314,415

VANECK SHORT HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Illinois (continued)
Chicago Board of Education, Series H (GO)
5.00%, 12/01/36 (c) $ 2,500 $ 2,476,826
Chicago O'Hare International Airport, Series D (RB)
5.00%, 01/01/32 500 545,011
Chicago School Reform Board of Trustees, Series A (GO) (NATL)
0.00%, 12/01/29 ^ 575 505,801
Chicago School Reform Board of Trustees, Series B-1 (GO) (NATL)
0.00%, 12/01/26 ^ 490 484,393
0.00%, 12/01/28 ^ 1,515 1,389,659
0.00%, 12/01/29 ^ 585 514,598
0.00%, 12/01/30 ^ 190 159,992
City Of Burbank, Cook County, Illinois Educational Facility, Intercultural Montessori Language School
Project (RB)
5.25%, 02/01/36 (c) 250 258,342
City of Chicago Water, Series C (RB)
5.00%, 11/01/30 500 535,543
5.00%, 11/01/31 250 270,541
City of Chicago, Board of Education, Series C (GO)
6.00%, 12/01/37 (c) 1,500 1,613,367
City of Chicago, Series A (GO)
5.00%, 01/01/30 1,500 1,538,500
City of Chicago, Series B (GO)
4.00%, 01/01/30 358 355,696
County of Cook, Series A (GO)
5.00%, 11/15/28 (c) 500 503,142
Eastern Illinois Economic Development Authority, Business District (RB)
5.00%, 11/01/33 (c) 625 615,712
Illinois Finance Authority, Admiral Lake Project (RB)
5.00%, 05/15/33 (c) 375 372,882
Illinois Finance Authority, Friendship Village of Schaumburg (RB)
5.00%, 02/15/27 (d) * 1,061 31,837
Illinois Finance Authority, Roosevelt University (RB)
5.40%, 04/01/27 (c) 30 30,010
Illinois Finance Authority, Series B-2 (RB)
3.65%, 05/01/31 (c) 500 495,896
Illinois Finance Authority, Surface Freight Transfer Facilities (RB)
4.80%, 12/01/43 (c) (p) 500 507,954
Illinois Sports Facilities Authority (RB)
5.00%, 06/15/28 395 404,729
5.00%, 06/15/29 545 563,668
Metropolitan Pier and Exposition Authority, Illinois McCormick Place Expansion Project, Series A (RB)
0.00%, 12/15/36 (c) ^ 1,000 647,524
Metropolitan Pier and Exposition Authority, Illinois McCormick Place Expansion Project, Series A (RB)
(NATL)
0.00%, 06/15/30 ^ 745 650,439
0.00%, 12/15/30 ^ 475 406,731
0.00%, 06/15/31 ^ 125 104,834
0.00%, 12/15/33 ^ 1,500 1,130,526
0.00%, 06/15/34 ^ 190 139,913
Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B (RB)
5.00%, 12/15/28 (c) 500 511,461
Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B (RB) (NATL)
0.00%, 06/15/28 ^ 115 108,329
Northern Illinois Municipal Power Agency, Series A (RB)
5.00%, 12/01/29 (c) 330 331,989
State of Illinois (GO)
3.50%, 06/01/30 (c) 350 348,291
4.12%, 11/01/31 (c) 100 100,058

VANECK SHORT HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Illinois (continued)
State of Illinois (GO) (AG)
5.50%, 05/01/30 $ 1,000 $ 1,047,307
State of Illinois, Series A (GO)
5.00%, 03/01/33 (c) 700 743,255
State of Illinois, Series C (GO)
5.00%, 11/01/29 (c) 1,315 1,344,537
5.00%, 09/01/34 1,000 1,092,950
State of Illinois, Series D (GO)
5.00%, 11/01/28 (c) 460 471,187
46,150,698
Indiana : 0.8%
City of Anderson, Indiana Economic Development, anderson University (RB)
4.75%, 10/01/27 (c) 125 108,762
City of Whiting, Indiana, BP Products North America Inc. Project (RB)
4.00%, 12/01/44 (c) (p) 250 249,760
Indiana Finance Authority, Midwestern Disaster Relief, Series A (RB)
4.25%, 11/01/30 1,015 1,035,809
Indiana Finance Authority, United States Steel Corp. Project, Series A (RB)
4.12%, 12/01/26 2,000 2,003,291
3,397,622
Iowa : 0.3%
City of Coralville, Marriott Hotel and Convention Center, Series E (CP)
4.00%, 06/01/29 (c) 1,070 1,035,484
Iowa Finance Authority Senior Living Facility, Presbyterian Homes Mill Pond Project (RB)
4.50%, 10/01/35 (c) 210 209,248
Iowa Finance Authority, Northcrest , Inc. Project, Series B (RB)
5.00%, 03/01/28 (c) 130 130,912
1,375,644
Kansas : 0.2%
City of Garden City, Kansas Sales Tax (RB)
4.00%, 06/01/29 150 150,392
City of Manhattan, Kansas Health Care Facilities, Meadowlark Hills, Series B-2 (RB)
3.75%, 06/01/31 (c) 250 248,360
City of Wichita, Health Care Facilities, Series III (RB)
5.00%, 05/15/34 (c) 600 601,209
999,961
Kentucky : 2.0%
City of Henderson, Pratt Paper, LLC Project, Series B (RB)
3.70%, 01/01/32 1,320 1,317,147
City of Williamsburg, Kentucky Bond Development Corp, Series A (RB)
5.00%, 08/15/55 (c) (p) 500 542,735
Kentucky Economic Development Finance Authority, Masonic Home Independent Living II, Inc., Series
A (RB)
5.00%, 05/15/31 (c) 500 495,471
5.00%, 05/15/36 (c) 360 343,789
Kentucky Economic Development Finance Authority, Masonic Homes of Kentucky, Inc. (RB)
5.38%, 11/15/32 (c) 250 242,916
Kentucky Municipal Power Agency, Prairie State Project, Series A (RB) (NATL)
5.00%, 09/01/30 (c) 175 175,000
Kentucky Public Energy Authority, Gas Supply, Series A (RB)
5.25%, 06/01/55 (c) (p) 3,000 3,155,467
Kentucky Public Energy Authority, Gas Supply, Series B (RB)
5.00%, 01/01/55 (c) (p) 1,500 1,562,883
Kentucky Public Energy Authority, Gas Supply, Series C (RB)
5.00%, 05/01/36 (c) 1,000 1,036,381
Louisville and Jefferson County, Metro Government, Norton Healthcare, Inc., Series A (RB)
5.00%, 10/01/31 (c) 290 291,038
9,162,827

VANECK SHORT HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Louisiana : 1.1%
Calcasieu Parish Memorial Hospital Service District (RB)
5.00%, 12/01/27 $ 1,025 $ 1,033,477
Calcasieu Parish Memorial Hospital Service District (RB) (SBG)
5.00%, 12/01/29 150 152,097
Louisiana Local Government Environmental Facilities and Community Development Authority,
Christwood Project (RB)
4.25%, 11/15/30 215 215,294
Louisiana Local Government Environmental Facilities and Community Development Authority,
Westlake Chemical Corp. Project (RB)
3.50%, 11/01/32 (c) 810 784,013
Louisiana Public Facilities Authority, Lake Charles Charter Academy Project, Series A (RB)
5.00%, 12/15/34 (c) 500 506,611
Parish of St. James, Nustar Logistics, LP Project, Series B (RB)
6.10%, 12/01/40 (p) 1,000 1,086,311
Parish of St. John the Baptist, Louisiana, Marathon Oil Corporation Project, Series D (RB)
3.00%, 06/01/37 (p) 1,000 993,585
4,771,388
Maryland : 0.2%
City of Baltimore, East Baltimore Research Park Project, Series A (RB)
4.00%, 09/01/27 200 200,330
County of Frederick, Mount Saint Mary's University, Series A (RB)
5.00%, 09/01/27 175 175,374
County of Howard, Series A (TA)
4.00%, 02/15/28 (c) 100 100,003
Maryland Economic Development Corp., Transportation Facilities, Series A (RB)
5.00%, 06/01/28 425 438,567
914,274
Massachusetts : 0.9%
Collegiate Charter School of Lowell (RB)
5.00%, 06/15/29 (c) 305 305,129
Massachusetts Development Finance Agency, Beth Israel Lahey Health Issue, Series N (RB) (AG)
5.00%, 07/01/34 500 555,750
Massachusetts Development Finance Agency, Beth Israel Lahey Health, Inc., Series I (RB)
5.00%, 07/01/28 (c) 310 310,287
Massachusetts Development Finance Agency, Care Communities, LLC Issue, Series A (RB)
5.50%, 07/15/35 250 253,108
Massachusetts Development Finance Agency, Lasell Village, Inc. (RB)
5.00%, 07/01/29 500 521,914
Massachusetts Development Finance Agency, Middlesex Sustainable Energy Partners, Series A (RB)
5.00%, 10/01/29 350 366,580
Massachusetts Development Finance Agency, Newbridge on the Charles, Inc. (RB)
4.00%, 10/01/27 (c) 250 251,005
Massachusetts Development Finance Agency, Pike Student Housing Project, Series A (RB)
5.00%, 07/01/36 (c) 250 259,323
Massachusetts Development Finance Agency, UMass Memorial Health Care, Series I (RB)
5.00%, 07/01/28 (c) 100 100,080
Massachusetts Development Finance Agency, UMass Memorial Health Care, Series N-2 (RB)
5.00%, 07/01/35 (c) 1,000 1,081,192
4,004,368
Michigan : 0.9%
Detroit Regional Convention Facility Authority, Series C (RB)
5.00%, 10/01/35 (c) 580 627,055
Economic Development Corp., Beacon Hill Project, Series B-3 (RB)
4.12%, 11/01/30 (c) 500 499,837
Economic Development Corp., Friendship Village of Kalamazoo Project, Series A (RB)
5.00%, 08/15/36 (c) 335 333,351
Economic Development Corp., Friendship Village of Kalamazoo Project, Series B-3 (RB)
3.90%, 08/15/31 (c) 580 570,285

VANECK SHORT HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Michigan (continued)
Great Lakes Water Authority Water Supply System, Series B (RB)
5.00%, 07/01/34 $ 1,000 $ 1,112,968
Michigan Finance Authority, Trinity Health Credit Group, Series A (RB)
4.00%, 12/01/36 (c) 500 488,695
Michigan Strategic Fund, Bedrock Detroit - Transformational Brownfield Plan Project (RB)
4.25%, 10/01/36 (c) 250 248,214
Michigan Strategic Fund, I-75 Improvement Project (RB)
5.00%, 06/30/30 (c) 155 158,895
4,039,300
Minnesota : 0.4%
City of Anoka, Homestead at Anoka, Inc. Project (RB)
4.25%, 11/01/27 (c) 40 39,851
City of Minneapolis, Fairview Health Services, Series A (RB)
5.00%, 11/15/34 (c) 605 618,248
5.00%, 11/15/35 (c) 1,000 1,019,874
Rum River Special Education Cooperative, A Minnesota Joint Powers Entity, Series A (CP)
5.00%, 02/01/35 (c) 250 258,739
Saint Paul Minnesota Housing and Redevelopment Authority, HMONG College Prep Academy Project,
Series A (RB)
5.00%, 09/01/26 25 25,009
1,961,721
Missouri : 0.3%
City of St. Louis, Industrial Development Authority, Ballpark Village Development Project, Series A (RB)
3.88%, 11/15/29 (c) 140 135,236
Lee's Summit Industrial Development Authority, John Knox Village, Series A (RB)
5.00%, 08/15/32 (c) 125 126,708
Maryland Heights Industrial Development Authority, Saint Louis Community Ice Center Project, Series
A (RB) (BAM)
4.38%, 03/15/30 (c) 235 214,939
Plaza at Noah's Ark Community Improvement District (RB)
3.00%, 05/01/30 (c) 500 480,651
St. Louis County, Industrial Development Authority, Friendship Village St. Louis, Series A (RB)
5.00%, 09/01/28 (c) 500 514,011
1,471,545
Montana : 0.2%
City of Kalispell, Immanuel Living at Buffalo Hill Project, Series B (RB)
4.25%, 05/15/30 (c) 250 250,205
Montana Facility Finance Authority, St. John's United Project, Series B-2 (RB)
4.35%, 11/15/32 (c) 250 250,041
Montana Facility Finance Authority, St. John's United Project, Series B-3 (RB)
4.10%, 11/15/31 (c) 500 500,186
1,000,432
Nebraska : 0.8%
Central Plains Energy Project, Gas Project Crossover No. 3, Series A (RB)
5.00%, 09/01/27 500 508,284
5.00%, 09/01/28 100 102,811
5.00%, 09/01/30 125 129,465
5.00%, 09/01/34 650 670,636
5.00%, 08/01/55 (c) (p) 1,000 1,052,742
Central Plans Energy Project, Gas Project Crossover No. 3, Series B (RB)
5.00%, 09/01/31 1,000 1,036,391
3,500,329
Nevada : 0.4%
City of Reno, Tax Increment Senior Lien, Series C (TA)
5.40%, 06/01/27 (c) 70 70,102
Clark County, Nevada Pollution Control, Southern California Edison Company (RB)
2.10%, 06/01/31 5 4,552

VANECK SHORT HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Nevada (continued)
Clark County, School District, Series B (GO) (AG)
5.00%, 06/15/29 $ 250 $ 264,521
5.00%, 06/15/30 (c) 250 263,476
Clark County, School District, Series B (GO) (BAM)
5.00%, 06/15/30 250 268,198
State of Nevada, Department of Business and Industry, Brightline West Passenger Rail Project, Series
B (RB)
12.00%, 01/01/65 (c) (p) 1,085 694,400
State of Nevada, Department of Business and Industry, Fulcrum Sierra Biofuels, LLC Project (RB)
5.88%, 12/15/27 269 3
1,565,252
New Hampshire : 1.5%
National Finance Authority Affordable Housing Certificates, Series A (RB) (BAM)
4.12%, 01/20/34 1,316 1,314,519
National Finance Authority New Hampshire (RB)
5.95%, 12/01/31 (c) 433 432,763
National Finance Authority, Affordable Housing Certificates, Series A (RB)
4.15%, 10/20/40 (c) (p) 1,839 1,792,260
4.75%, 06/20/41 (c) (p) 498 509,089
National Finance Authority, Bridgeland Water and Utility Districts (RB)
5.38%, 12/15/35 (c) 544 540,397
6.12%, 12/15/33 (c) 250 249,250
National Finance Authority, Covanta Project, Series A (RB)
4.00%, 11/01/27 (c) 250 248,081
National Finance Authority, Emberly and Cantera Creek Projects (RB)
5.38%, 12/01/31 (c) 237 235,429
National Finance Authority, Highlands Project (RB)
5.12%, 12/15/30 (c) 129 128,956
National Finance Authority, Mirador Project (RB)
6.00%, 12/01/31 (c) 250 249,860
National Finance Authority, Silverado Project (RB)
5.00%, 12/01/28 (c) 360 359,274
National Finance Authority, Valencia Project (RB)
5.30%, 12/01/32 (c) 180 178,785
National Finance Authority, Wildflower Project (RB)
0.00%, 12/15/33 (c) ^ 195 124,634
National Finance Authority, Woodlands Hills Utility Districts 128A and 129 (RB)
5.88%, 12/15/36 (c) 250 250,297
6,613,594
New Jersey : 2.6%
New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB)
5.25%, 09/15/29 (c) 1,095 1,096,280
5.62%, 11/15/30 (c) 870 871,197
5.75%, 09/15/27 (c) 965 966,554
New Jersey Economic Development Authority, Motor Vehicle Surcharges, Series A (RB)
4.00%, 07/01/32 (c) 1,155 1,153,851
4.00%, 07/01/34 (c) 600 591,070
5.00%, 07/01/33 (c) 1,000 1,008,726
New Jersey Economic Development Authority, School Facilities Construction, Series WW (RB)
5.25%, 06/15/28 (c) 435 435,500
New Jersey Economic Development Authority, School Facilities Construction, Series XX (RB)
4.38%, 06/15/27 (c) 130 130,096
New Jersey Economic Development Authority, State House Project, Series B (RB)
4.00%, 06/15/29 (c) 750 764,582
New Jersey Economic Development Authority, The Goethals Bridge Replacement Project (RB)
5.12%, 01/01/34 (c) 350 351,031
5.50%, 01/01/27 (c) 245 245,519

VANECK SHORT HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
New Jersey (continued)
New Jersey Economic Development Authority, West Campus Housing, LLC, Series A (RB)
4.12%, 07/01/30 (c) $ 175 $ 167,574
New Jersey Educational Facilities Authority, Princeton University, Series A (RB)
5.00%, 07/01/64 (c) (p) 500 540,828
New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health, Series A (RB)
5.00%, 07/01/29 1,000 1,057,082
New Jersey Transportation Trust Fund Authority, Series A (RB)
0.00%, 12/15/26 ^ 360 355,993
0.00%, 12/15/32 ^ 5 3,979
5.00%, 06/15/30 (c) 395 395,438
5.00%, 06/15/36 (c) 500 548,362
Tobacco Settlement Financing Corp., Series A (RB)
5.00%, 06/01/28 1,000 1,035,091
5.00%, 06/01/29 (c) 150 154,804
11,873,557
New Mexico : 0.3%
City of Farmington, New Mexico Pollution Control, Public Service Company of San Juan and Four
Corners Projects, Series B (RB)
2.15%, 04/01/33 (c) 700 596,778
City of Farmington, New Mexico Pollution Control, Southern California Edison Company Four Corners
Project, Series B (RB)
1.80%, 04/01/29 1,000 938,695
1,535,473
New York : 12.3%
Brooklyn Arena Local Development Corp., Barclays Center, Series A (RB)
5.00%, 07/15/27 (c) 100 100,656
5.00%, 07/15/28 (c) 100 100,639
5.00%, 07/15/30 (c) 1,800 1,809,829
Build NYC Resource Corp., Renaissance Charter School 2 Project, Series A (RB)
4.25%, 06/15/35 500 489,313
Build NYC Resource Corp., Riverspring Health Senior Living, Inc. Project, Series B-4 (RB)
5.00%, 12/15/31 (c) 1,000 994,864
Build NYC Resource Corp., Zeta Charter Schools, Inc. Project, Series B (RB)
5.00%, 06/01/36 (c) 1,000 1,026,098
County of Suffolk, Series B (GO) (AG)
5.00%, 10/15/26 250 251,241
County of Sullivan, Adelaar Infrastructure Project, Series A-1 (SA)
4.85%, 11/01/31 (c) 750 751,424
Dutchess County Local Development Corp., Health Quest System, Inc., Series B (RB)
5.00%, 07/01/28 (c) 275 275,164
5.00%, 07/01/30 (c) 270 270,132
Huntington Local Development Corp., Gurwin Independent Housing, Inc., Fountaingate Gardens
Project (RB)
4.00%, 07/01/27 180 178,888
Long Island Power Authority, Electric System (RB)
5.00%, 09/01/32 (c) 500 509,806
Metropolitan Transportation Authority, Series A (RB)
5.00%, 11/15/35 (c) 2,000 2,214,416
Metropolitan Transportation Authority, Series C-1 (RB)
3.38%, 11/15/37 (c) 330 288,076
Metropolitan Transportation Authority, Series D (RB)
5.00%, 11/15/31 (c) 500 502,472
Monroe County Industrial Development Corp., Eugenio Maria De Hostos Charter School Project,
Series A (RB)
5.00%, 07/01/34 500 504,201
Monroe County Industrial Development Corp., Rochester Regional Health Project, Series A (RB)
4.00%, 12/01/35 (c) 675 656,457
5.00%, 12/01/31 (c) 500 523,950

VANECK SHORT HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
New York (continued)
5.00%, 12/01/34 (c) $ 1,060 $ 1,096,654
Monroe County Industrial Development Corp., St. Ann's Community Project (RB)
4.00%, 01/01/30 (c) 560 553,594
New York City Housing Development Corp., Multi-Family Housing, Series C-2 (RB)
3.75%, 05/01/65 (c) (p) 1,000 1,006,416
New York City Housing Development Corp., Multi-Family Housing, Series E-2 (RB)
3.12%, 11/01/65 (c) (p) 1,000 983,452
3.95%, 11/01/64 (c) (p) 1,000 1,010,516
New York City Housing Development Corp., Multi-Family Housing, Series G-2 (RB)
3.15%, 05/01/66 (c) (p) 1,000 985,576
New York City Housing Development Corp., Multi-Family Mortgage, Series D (RB)
4.00%, 12/15/31 (c) 250 251,332
New York City Housing Development Corp., Multi-Family Mortgage, Series F (RB)
5.25%, 12/15/31 (c) 250 255,718
New York City Industrial Development Agency, Yankee Stadium Project, Series A (RB) (AG)
3.00%, 03/01/36 (c) 500 458,200
5.00%, 03/01/29 500 525,044
New York Convention Center Development Corp., Series A (RB)
5.00%, 11/15/37 (c) 225 248,363
New York Energy Finance Development Corp. (RB)
5.00%, 07/01/56 (c) (p) 1,500 1,526,194
New York Liberty Development Corp., 3 World Trade Center Project (RB)
5.15%, 11/15/34 (c) 1,000 1,001,408
New York State Dormitory Authority, Montefiore Medical Center, Series A (RB)
5.00%, 08/01/30 (c) 945 967,438
New York State Dormitory Authority, New School, Series A (RB)
5.00%, 07/01/27 (c) 250 251,815
New York State Environmental Facilities Corp., Casella Waste Systems, Inc. Project (RB)
2.88%, 12/01/44 (p) 1,000 968,053
New York State Environmental Facilities Corp., Casella Waste Systems, Inc. Project, Series R-1 (RB)
(FHA)
4.25%, 09/01/50 (c) (p) 250 253,427
New York State Environmental Facilities Corp., Casella Waste Systems, Inc. Project, Series R-2 (RB)
4.30%, 12/01/44 (p) 250 248,295
New York State Housing Finance Agency Affordable Housing, Series B-2 (RB)
3.60%, 11/01/64 (c) (p) 1,000 1,001,983
New York State Housing Finance Agency, Series D-2 (RB)
3.15%, 05/01/66 (c) (p) 1,000 990,664
New York State Thruway Authority, Junior Indebtedness, Series A (RB)
5.00%, 01/01/38 (c) 500 556,070
New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International
Airport Project (RB)
2.25%, 08/01/26 210 210,000
3.00%, 08/01/31 2,100 2,018,859
5.00%, 08/01/26 (c) 165 165,000
5.00%, 08/01/31 (c) 2,655 2,654,865
5.25%, 08/01/31 (c) 2,725 2,822,687
New York Transportation Development Corp., Delta Air Lines, Inc. LaGuardia Airport Terminals C&D
Redevelopment Project (RB)
4.00%, 10/01/30 1,000 1,015,390
5.00%, 01/01/31 (c) 925 945,108
5.00%, 10/01/35 (c) 1,515 1,572,833
6.00%, 04/01/35 (c) 2,250 2,480,928
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project,
Series A (RB)
4.00%, 07/01/31 (c) 1,000 987,618
5.00%, 07/01/30 (c) 420 420,322
5.00%, 07/01/34 (c) 1,230 1,230,671

VANECK SHORT HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
New York (continued)
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project,
Series A (RB) (AG)
4.00%, 07/01/35 (c) $ 3,660 $ 3,589,977
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport
Project (RB) (AG)
5.00%, 12/01/28 255 264,483
5.00%, 12/01/29 3,000 3,145,776
5.00%, 12/01/30 1,565 1,656,402
New York Trust Cultural Resources, Lincoln Center for the Performing Arts, Inc., Series A (RB)
5.00%, 12/01/30 2,000 2,161,836
5.00%, 12/01/32 1,000 1,103,558
Town of Ramapo, Public Improvement, Series A (GO) (FGIC)
4.00%, 05/15/27 (c) 120 120,001
4.12%, 05/15/28 (c) 100 100,018
TSASC, Inc., Tobacco Settlement Bonds, Series A (RB)
5.00%, 06/01/27 70 71,041
5.00%, 06/01/28 (c) 70 71,036
Yonkers Economic Development Corp., Charter School of Educational Excellence Project, Series A (RB)
4.00%, 10/15/29 165 162,890
55,559,137
North Carolina : 1.1%
North Carolina Medical Care Commission, Duke University Health System, Series B (RB)
5.00%, 06/01/55 (c) (p) 1,000 1,060,227
North Carolina Medical Care Commission, Retirement Facilities First Mortgage, Deerfield Episcopal
Retirement Community Project, Series B-3 (RB)
3.45%, 11/01/30 (c) 250 245,393
North Carolina Medical Care Commission, Retirement Facilities First Mortgage, Deerfield Episcopal
Retirement Community Project, Series B-4 (RB)
3.20%, 11/01/30 (c) 500 489,773
North Carolina Medical Care Commission, Retirement Facilities First Mortgage, Penick Village Project,
Series A (RB)
5.00%, 09/01/34 (c) 525 549,228
North Carolina Medical Care Commission, Retirement Facilities First Mortgage, Series A (RB)
5.00%, 10/01/33 (c) 545 582,465
North Carolina Medical Care Commission, Retirement Facilities First Mortgage, Series B-3 (RB)
4.25%, 09/01/28 (c) 500 501,014
North Carolina Municipal Power Agency Number 1, Catawba (RB)
5.00%, 01/01/32 1,000 1,089,503
North Carolina Turnpike Authority, Triangle Expressway System (RB)
5.00%, 01/01/32 (c) 500 503,181
5,020,784
North Dakota : 0.1%
City of Grand Forks, Altru Health System (RB)
5.00%, 12/01/34 (c) 500 514,127
County of Grand Forks, Red River Biorefinery , LLC Project, Series A (RB)
6.62%, 12/15/31 (c) (d) * 3,000 30
514,157
Ohio : 2.0%
Cleveland and Cuyahoga County, Port Authority, Constellation Schools Project, Series A (RB)
5.25%, 01/01/34 (c) 560 567,740
Columbus Regional Airport Authority, John Glenn Columbus International Airport, Series A (RB)
5.00%, 01/01/36 (c) 1,000 1,073,054
County of Allen, Ohio, Hospital Facilities, Bon Secours Mercy Health, Inc., Series A (RB)
5.00%, 11/01/34 1,000 1,103,504
County of Cuyahoga, Health Care and Independent Living Facilities, Series A (RB)
5.00%, 05/15/32 (c) 655 661,857
County of Cuyahoga, Ohio Hospital, The Metrohealth System (RB)
5.00%, 02/15/27 350 352,130

VANECK SHORT HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Ohio (continued)
5.00%, 02/15/28 (c) $ 110 $ 110,663
County of Muskingum, Ohio Hospital Facilities, Genesis Healthcare System (RB)
5.00%, 02/15/27 (c) 505 505,904
Ohio Air Quality Development Authority, American Electric Co. Project, Series A (RB)
2.40%, 12/01/38 (c) (p) 500 478,244
Ohio Air Quality Development Authority, American Electric Co. Project, Series B (RB)
2.60%, 06/01/41 (c) (p) 1,000 964,114
Ohio Air Quality Development Authority, FirstEnergy Generation Project, Series D (RB)
3.38%, 08/01/29 (p) 1,000 981,434
Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Series A (RB)
3.25%, 09/01/29 2,000 1,979,609
8,778,253
Oklahoma : 0.7%
Oklahoma County Finance Authority, Charter School, Astec Project (RB)
5.25%, 06/15/34 (c) 500 500,061
Oklahoma Development Finance Authority, OU Medicine Project, Series B (RB)
5.00%, 08/15/26 1,000 1,000,364
5.00%, 08/15/27 250 253,397
Tulsa Municipal Airport Trust, American Airlines, Inc., Series B (RB)
5.50%, 06/01/35 (c) 1,500 1,500,108
3,253,930
Oregon : 0.1%
Hospital Facility Authority of the City of Albany, Oregon, Mennonite Village Project, Series B-3 (RB)
3.20%, 11/15/29 (c) 425 423,880
Underline
Pennsylvania : 2.0%
Adams County General Authority, Brethren Home Community Project, Series A (RB)
5.00%, 06/01/34 (c) 240 250,979
Allentown Neighborhood Improvement Zone Development Authority (RB)
5.00%, 05/01/27 255 258,153
5.00%, 05/01/28 360 370,395
5.00%, 05/01/28 615 624,911
5.50%, 05/01/32 1,000 1,062,652
City of Philadelphia, Pennsylvania Airport, Series B (RB)
5.00%, 07/01/30 500 530,080
5.00%, 07/01/34 500 543,447
City of Philadelphia, Pennsylvania Gas Works (RB)
5.00%, 10/01/26 100 100,319
5.00%, 10/01/31 (c) 735 737,242
Delaware Valley, Pennsylvania Regional Finance Authority, Series A (RB) (AMBAC)
5.50%, 08/01/28 510 534,383
Montgomery County Industrial Development Authority, Series B (RB)
4.10%, 06/01/29 2,000 2,054,775
Pennsylvania Economic Development Financing Authority, Penndot Major Bridges Package One
Project (RB)
5.00%, 06/30/32 1,000 1,061,855
Philadelphia Authority for Industrial Development, University of the Arts (RB)
4.50%, 03/15/29 (c) (d) * 171 34,118
4.50%, 03/15/29 (c) 25 25,680
Philadelphia Authority, Industrial Development, Electrical and Technology Charter School Project,
Series A (RB)
4.00%, 06/01/31 370 362,198
Philadelphia Hospitals and Higher Education Facilities Authority, Temple University Health System
(RB)
5.00%, 07/01/29 (c) 275 277,381
State Public School Building Authority, School District of Philadelphia Project, Series A (RB) (SAW)
5.00%, 06/01/29 (c) 200 201,068
9,029,636

VANECK SHORT HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Puerto Rico : 6.5%
Puerto Rico Commonwealth Aqueduct and Sewer Authority, Series A (RB)
5.00%, 07/01/30 $ 825 $ 869,827
Puerto Rico Commonwealth Aqueduct and Sewer Authority, Series B (RB)
5.00%, 07/01/28 1,000 1,030,744
5.00%, 07/01/33 (c) 2,000 2,114,073
Puerto Rico Commonwealth, Series A-1 (GO) (BAM)
4.00%, 07/01/33 (c) 4,000 4,002,787
4.00%, 07/01/35 (c) 1,500 1,487,853
4.00%, 07/01/37 (c) 500 489,112
5.62%, 07/01/27 1,247 1,271,571
5.62%, 07/01/29 3,000 3,168,520
5.75%, 07/01/31 4,000 4,318,575
Puerto Rico Electric Power Authority (RB) (NATL)
4.75%, 07/01/33 (c) 120 118,343
5.25%, 07/01/29 510 513,326
Puerto Rico Electric Power Authority, Series VV (RB) (NATL)
5.25%, 07/01/30 500 502,948
5.25%, 07/01/32 700 700,377
5.25%, 07/01/33 1,000 995,496
Puerto Rico Municipal Finance Agency, Series A (RB) (AG)
5.00%, 08/01/30 (c) 780 780,800
Puerto Rico Sales Tax Financing Corp., Series A-1 (RB)
0.00%, 07/01/31 (c) ^ 2,000 1,695,705
0.00%, 07/01/33 (c) ^ 1,700 1,329,580
4.50%, 07/01/34 (c) 1,000 997,289
Puerto Rico Sales Tax Financing Corp., Series A-1 (RB) (AG)
0.00%, 07/01/29 (c) ^ 2,308 2,093,754
Puerto Rico Sales Tax Financing Corp., Series B-1 (RB)
0.00%, 07/01/29 (c) ^ 1,000 909,253
29,389,933
Rhode Island : 0.6%
Rhode Island Health and Educational Building Corp., Brown University Health, Series B (RB)
5.00%, 05/15/31 (c) 1,500 1,596,141
Rhode Island Health and Educational Building Corp., Care New England, Series B (RB)
5.00%, 09/01/31 (c) 1,000 999,945
2,596,086
South Carolina : 1.6%
Patriots Energy Group Financing Agency, Gas Supply, Series A (RB)
5.25%, 10/01/54 (c) (p) 5,000 5,294,488
South Carolina Jobs, Economic Development Authority, Educational Facilities, Series A (RB)
5.50%, 06/15/33 (c) 1,000 975,697
South Carolina Jobs, Economic Development Authority, Health Facilities, Series B-3 (RB)
4.00%, 12/01/30 500 500,191
South Carolina Jobs, Economic Development Authority, Woodlands at Furman (RB)
4.00%, 11/15/27 (c) 125 124,993
South Carolina Public Service Authority, Series A (RB)
5.00%, 12/01/31 (c) 355 355,303
7,250,672
Tennessee : 1.0%
Health, Educational and Housing Facility Board of the County of Shelby, Baptist Memorial Health Care,
Series A (RB)
5.00%, 09/01/32 (c) 500 537,468
Metropolitan Nashville Airport Authority Airport Improvement, Series B (RB)
5.00%, 07/01/38 (c) 700 748,217
5.25%, 07/01/35 (c) 500 537,774
New Memphis Arena Public Building Authority, Memphis and Shelby County (RB)
0.00%, 04/01/33 (c) ^ 1,000 749,700

VANECK SHORT HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Tennessee (continued)
Tennessee Corp. Gas Supply, Series A (RB)
5.50%, 10/01/53 (c) (p) $ 500 $ 526,854
Tennessee Energy Acquisition Corp., Commodity Project, Series A (RB)
5.00%, 05/01/52 (c) (p) 1,000 1,042,228
Tennessee Energy Acquisition Corp., Gas Project, Series A (RB)
5.25%, 09/01/26 290 290,427
4,432,668
Texas : 7.5%
Arlington Higher Education Finance Corp., Great Hearts America, Series A (RB)
4.75%, 08/15/61 (c) (p) 250 246,319
Arlington, Higher Education Finance Corp., Basis Texas Chapter Schools, Inc. (RB)
5.00%, 06/15/35 (c) 500 515,050
Austin Convention Enterprises, Inc., Convention Center Hotel, First Tier, Series A (RB)
5.00%, 01/01/33 (c) 1,200 1,201,111
Austin Convention Enterprises, Inc., Convention Center Hotel, Second Tier, Series A (RB)
5.00%, 01/01/30 (c) 500 500,617
City of Anna, Sherley Farms Improvement District (SA)
4.00%, 09/15/36 250 240,661
City of Houston, Airport System, Series C (RB)
5.00%, 07/01/27 180 183,295
City of Houston, Airport System, United Airlines, Inc. Catering Options Facility Project (RB)
5.50%, 07/15/35 (c) 1,250 1,344,843
City of Houston, Airport System, United Airlines, Inc. Ground Services Equipment Facility Project (RB)
5.50%, 07/15/36 (c) 500 539,928
City of Houston, Airport System, United Airlines, Inc. Technical Operations Center Project (RB)
5.00%, 07/15/28 1,500 1,535,644
City of Houston, Airport System, United Airlines, Inc. Terminal E Project (RB)
5.00%, 07/01/29 (c) 1,905 1,906,897
City of Houston, Airport System, United Airlines, Inc. Terminal E Project, Series A (RB)
5.00%, 07/01/27 250 253,027
City of Houston, Texas Airport System Special Facilities, Series B (RB)
5.25%, 07/15/28 1,000 1,027,427
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series C (RB)
5.00%, 07/15/27 2,000 2,025,242
5.00%, 07/15/28 500 511,881
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Terminal Improvement
Projects, Series B (RB)
5.25%, 07/15/30 500 523,047
5.25%, 07/15/34 500 532,926
5.50%, 07/15/37 (c) 2,500 2,682,493
5.50%, 07/15/38 (c) 2,000 2,131,881
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Terminal Improvement
Projects, Series B-2 (RB)
5.00%, 07/15/27 1,750 1,772,087
Dallas Fort Worth, Texas International Airport, Series A-1 (RB)
5.00%, 11/01/31 500 537,588
5.00%, 11/01/36 (c) 1,000 1,070,024
Harris County, Houston Sports Authority, Junior Lien, Series A (RB) (AG)
5.00%, 11/15/30 500 536,220
Harris County, Houston Sports Authority, Junior Lien, Series H (RB) (NATL)
0.00%, 11/15/29 ^ 315 282,422
Hunt Memorial Hospital District (GO)
4.38%, 02/15/36 250 236,949
Matagorda County, Navigation District No. 1, Series B-1 (RB)
4.00%, 06/01/30 (c) 1,250 1,250,376
Mission Economic Development Corp., Graphic Packaging International LLC Project (RB)
5.00%, 12/01/64 (p) 250 258,112
5.00%, 12/01/64 (p) 2,000 2,064,892

VANECK SHORT HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Texas (continued)
Mission Economic Development Corp., Senior Lien, Natgasoline Project (RB)
4.62%, 10/01/31 (c) $ 3,455 $ 3,457,172
New Hope Cultural Education Facilities Finance Corp., Carillon Lifecare Community Project (RB)
4.00%, 07/01/28 (c) 425 425,012
New Hope Cultural Education Facilities Finance Corp., Legacy Preparatory Charter Academy, Series A
(RB)
5.25%, 08/15/27 (c) 75 73,450
Port Beaumont Navigation District, Texas Dock & Wharf Facility, Series A (RB)
2.62%, 01/01/31 (c) 550 470,487
SA Energy Acquisition Public Facility Corp., Gas Supply (RB)
5.50%, 08/01/27 110 112,245
Tarrant County Cultural Education Facilities Finance Corp., MRC Stevenson Oaks Project, Series A (RB)
6.25%, 11/15/31 (c) 250 250,615
Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility (RB)
4.00%, 05/15/27 (c) 60 60,000
Texas Municipal Gas Acquisition and Supply Corp. III (RB)
5.00%, 12/15/28 350 361,733
5.00%, 12/15/30 1,000 1,041,075
Texas Municipal Gas Acquisition and Supply Corp. V (RB)
5.00%, 01/01/55 (c) (p) 1,000 1,037,099
Texas Municipal Gas Acquisition and Supply Corp. VI (RB)
5.00%, 01/01/36 (c) 500 515,595
Texas Municipal Gas Acquisition and Supply Corp., Series D (RB)
6.25%, 12/15/26 180 182,092
33,897,534
Utah : 0.3%
Salt Lake City, Salt Lake City International Airport, Series A (RB)
5.00%, 07/01/37 (c) 1,000 1,074,930
Utah City West Public Infrastructure District No. 1, Utah City West Assessment Area No. 1 (SA)
5.00%, 12/01/36 (c) 250 255,082
1,330,012
Vermont : 0.2%
Vermont Educational & Health Buildings Financing Agency, Series A (RB)
5.00%, 12/01/31 (c) 1,000 1,000,887
Underline
Virgin Islands : 0.2%
Matching Fund Special Purpose Securitization Corp., Virgin Islands, Series A (RB)
5.00%, 10/01/32 1,000 1,052,336
Underline
Virginia : 1.5%
Amherst Industrial Development Authority, Educational Facilities, Sweet Briar College (RB)
4.75%, 09/01/30 (c) 140 136,489
Health Center Commission for the County of Chesterfield, Lucy Corr Village (RB)
5.00%, 07/01/36 (c) 250 257,633
Lynchburg Economic Development Authority, Centra Health, Series C (RB)
5.00%, 01/01/32 (c) 370 396,737
Peninsula Town Center Community Development Authority (RB)
4.50%, 09/01/28 (c) 230 231,299
Virginia Beach Development Authority, Residential Care Facility, Series A (RB)
5.75%, 09/01/30 (c) 1,000 1,001,081
5.75%, 09/01/33 (c) 1,000 1,091,840
Virginia Small Business Financing Authority, 95 Express Lanes LLC Project (RB)
5.00%, 01/01/34 (c) 500 523,367
5.00%, 07/01/35 (c) 500 519,658
5.00%, 01/01/36 (c) 500 519,178
Virginia Small Business Financing Authority, Elizabeth River Crossing OPCO LLC Project (RB)
4.00%, 01/01/31 635 637,309
Virginia Small Business Financing Authority, LifeSpire of Virginia, Series B (RB)
3.10%, 12/01/30 (c) 250 248,873

VANECK SHORT HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Virginia (continued)
Virginia Small Business Financing Authority, Residential Care Facilities, Series A (RB)
5.00%, 12/01/34 (c) $ 965 $ 1,032,178
6,595,642
Washington : 1.0%
King County, Washington Public Hospital District No. 1 (GO)
5.00%, 12/01/32 (c) 250 251,121
Washington Health Care Facilities Authority, Providence St. Joseph Health, Series B (RB)
5.00%, 10/01/30 500 532,226
5.00%, 10/01/35 500 546,671
Washington State, Convention Center Public Facilities District (RB)
4.00%, 07/01/31 1,000 1,009,342
Washington State, Housing Finance Commission (RB)
3.50%, 12/20/35 726 687,020
Washington State, Housing Finance Commission, Horizon House Project, Series B-3 (RB)
4.38%, 01/01/33 (c) 1,000 1,000,547
Washington State, Housing Finance Commission, Presbyterian Retirement Communities Northwest
Projects, Series A (RB)
5.00%, 01/01/31 (c) 365 366,344
4,393,271
West Virginia : 0.5%
West Virginia Economic Development Authority, Solid Waste Facility, Commercial Metals Company
Project (RB)
4.62%, 04/15/55 (c) (p) 1,500 1,530,677
West Virginia Economic Development Authority, Solid Waste Facility, Core Natural Resources, Inc.
Project (RB)
5.45%, 01/01/55 (c) (p) 500 539,690
2,070,367
Wisconsin : 1.9%
City of Milwaukee, Wisconsin (GO)
5.00%, 04/01/31 270 289,546
Public Finance Authority Education, Pinecrest Academy Springs Campus Project, Series A (RB)
4.00%, 07/15/33 (c) 250 245,663
Public Finance Authority, Bonnie Cone Classical Academy, Inc. (RB)
5.00%, 06/15/34 (c) 475 439,433
Public Finance Authority, Celanese Corp., Series C (RB)
4.30%, 11/01/30 (c) 1,000 994,499
Public Finance Authority, Foundation Academy Charter School Project (RB)
5.00%, 07/01/35 250 256,148
Public Finance Authority, Living Community First Mortgage (RB)
4.25%, 05/01/29 (c) 230 215,381
Public Finance Authority, Million Air Two LLC General Aviation Facilities Project, Series A (RB)
5.00%, 06/01/31 250 254,775
5.00%, 06/01/36 (c) 250 250,145
Public Finance Authority, Peapack Senior Living Project (RB)
6.00%, 06/01/36 (c) 500 501,359
Public Finance Authority, Penick Village (RB)
4.00%, 09/01/29 (c) 310 310,684
Public Finance Authority, Pinecrest Academy, Sloan Canyon Campus Project, Series A (RB)
4.00%, 07/15/34 (c) 250 243,767
Public Finance Authority, Prime Healthcare Foundation, Inc., Series A (RB)
5.00%, 12/01/27 650 654,609
Public Finance Authority, Sky Harbour Capital III LLC Aviation Facilities Project (RB)
6.00%, 07/01/60 (c) (p) 500 511,297
Public Finance Authority, SLAM Academy of Nevada Project, Series A (RB)
5.00%, 07/15/36 (c) 500 507,575
Public Finance Authority, Triad Educational Services, Inc. (RB)
5.00%, 06/15/36 (c) 500 502,124

VANECK SHORT HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

FootnoteRuleAboveBlank
Footnotes:
Par
(000’s) Value
Wisconsin (continued)
Public Finance Authority, Ultimate Medical Academy Project, Series A (RB)
5.00%, 10/01/34 (c) $ 500 $ 515,083
Public Finance Authority, UNC Health Southeastern, Series A (RB)
4.00%, 02/01/35 (c) 150 134,771
Public Finance Authority, Wisconsin, Mayfair Project. Series A-4 (RB)
5.50%, 11/15/32 (c) 176 174,761
Public Finance Authority, Wisconsin, Nolina & Sorela Project (RB)
5.50%, 12/15/32 (c) 340 339,572
Wisconsin Health and Educational Facilities Authority, Chiara Housing and Services Inc., Project (RB)
5.00%, 07/01/35 (c) 220 224,253
Wisconsin Health and Educational Facilities Authority, Prohealth Care, Inc. (RB)
3.00%, 08/15/26 (c) 825 824,861
8,390,306
Total Municipal Bonds:
(Cost: $453,093,641) 440,180,644
Number
of Shares
WARRANTS: 0.0%
(Cost: $0)
Nevada : 0.0%
BL Train Holdings West LLC,
USD 11.50, exp. 12/01/35*∞ 60,000 120,000
Underline
Total Investments: 97.8%
(Cost: $453,093,641) 440,300,644
Other assets less liabilities: 2.2% 10,113,529
NET ASSETS: 100.0% $ 450,414,173
Definitions:
ACA Credit Agricole SA
AG Assured Guaranty, Inc.
AMBAC American Municipal Bond Assurance Corp.
BAM Build America Assurance Co.
CP Certificate of Participation
FGIC Financial Guaranty Insurance Co.
FHA Federal Housing Association
GO General Obligation
NATL National Public Finance Guarantee Corp.
RB Revenue Bond
SA Special Assessment
SAW State Aid Withholding
SBG School Board Guaranteed
ST Special Tax
TA Tax Allocation
USD United States Dollar
(c) Callable Security — the date disclosed is the date the security may be redeemed by the issuer
(p) Putable Security — the date disclosed is the date the security may be redeemed by the fund
* Non-income producing
(d) Security in default
^ Zero Coupon Bond
∞ Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
The summary of inputs used to value the Fund's investments as of July 31, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value

VANECK SHORT HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Municipal Bonds
 *
$ — $ 440,180,644 $ — $ 440,180,644
Warrants
 *
— — 120,000 120,000
Total Investments $ — $ 440,180,644 $ 120,000 $ 440,300,644
*
See Schedule of Investments for geographic regions.